Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 238,560,000.00
Previously Paid Amount	0.00
Total Fee Amount	32,945.14
Total Offset Amount	14,545.36
Net Fee	$ 18,399.78